SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Impairment of long-lived assets
Impairment charge against long-lived assets		$ 0
Impairment charge against intangible assets	36,449,082	0	49,193,681
Goodwill
Impairment charge against goodwill	142,365,329		96,526,823
Revenue recognition
Revenues contributed by barter transactions as a percentage of the Group's total revenues	0.30%	6.00%	1.00%
Number of criteria which are required to be met for recognition of revenues from sales of media display equipment	4
Value-added tax incurred	926,464	1,778,682	0
Cost of revenues
Business taxes and surcharges included in advertising services cost	3,392,558	7,334,947	3,242,640
Net income (loss) per share
Outstanding share options (in shares)	1,488,696	1,555,353	1,771,824
Outstanding restricted shares	443,351	308,025	243,889
Numerator:
Net loss attributable to VisionChina Media Inc. shareholders	(246,409,192)	(12,503,292)	(151,338,222)
Denominator:
Weighted average number of shares outstanding-basic	101,351,222	102,047,414	82,739,234
Weighted average number of shares outstanding-diluted	101,351,222	102,047,414	82,739,234
Basic net income (loss) per share (in dollars per share)	$ (2.43)	$ (0.12)	$ (1.83)
Diluted net income (loss) per share (in dollars per share)	$ (2.43)	$ (0.12)	$ (1.83)
Securities excluded from the computations of diluted weighted-average number of shares outstanding (in shares)	1,932,320	1,863,378	2,015,713
Government grants
Government incentive from the local government	756,757
Advertising costs
Advertising costs	$ 12,126,729	$ 13,038,126	$ 3,519,708
Media display equipment
Fixed assets, net
Estimated useful life	5 years
Computers and office equipment
Fixed assets, net
Estimated useful life	5 years
Motor vehicles
Fixed assets, net
Estimated useful life	5 years